SIGNIFICANT ACCOUNTING POLICIES (Details Textual) $ in Thousands	Dec. 31, 2014 USD ($)
Accounting Standards Update 2015-17 [Member]
Accounting Policies [Line Items]
New Accounting Pronouncement or Change in Accounting Principle, Cumulative Effect of Change on Equity or Net Assets	$ 2,319